Cost-Method Investment (Details) - USD ($)	1 Months Ended
	Sep. 30, 2014	Jul. 31, 2014	Apr. 30, 2014	Jan. 31, 2014	Oct. 31, 2013	Jul. 31, 2013	Apr. 30, 2013	Dec. 31, 2015	Dec. 31, 2014
Cost Method Investment Textual [Abstract]
Investments								$ 200,000	$ 200,000
Dcl Ventures Inc [Member]
Cost Method Investment Textual [Abstract]
Share purchase under initial investment	25,000	25,000	25,000	25,000	25,000	25,000	50,000
Investment in DCL Ventures, Inc	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 50,000